SCHEDULE I - PARENT COMPANY ONLY - CONDENSED BALANCE SHEET (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022		Mar. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and cash equivalents	$ 23,688	$ 16,838		$ 11,940		$ 19,344
Total current assets	310,299	298,099				238,006
Total Assets	773,301	746,213		645,364		593,020		$ 548,140
LIABILITIES, CONVERTIBLE PREFERRED SHARES, REDEEMABLE UNITS, AND SHAREHOLDERS' EQUITY (DEFICIT)
Accrued expenses and other current liabilities	36,899	37,459				26,370
Related party receivables						34,199
Total current liabilities	194,387	216,135				168,240
Warrant liabilities	49,480	55,521
Total liabilities	485,379	459,548				487,147
Shareholders' Equity (Deficit)
Preferred stock, $0.01 par value, 26,000 shares authorized, no shares issued and outstanding			[1]				[1]
Common stock, $0.01 par value, 300,000 shares authorized, 73,034 shares issued and outstanding at December 31, 2022; $0.00 par value, 39,389 shares authorized, 34,523 shares issued and outstanding at December 31, 2021	759	750	[1]			345	[1]
Additional paid-in-capital	345,840	342,664	[1]			60,628	[1]
Accumulated deficit	(332,383)	(328,042)	[1]			(251,725)	[1]
Accumulated other comprehensive income (loss)	(3,881)	(6,103)	[1]			12,018	[1]
Total shareholders' equity	12,810	11,729	[1]	$ (192,606)	[2]	(175,998)	[1],[2]	$ (139,741)	$ (4,362)
Total Liabilities, Convertible Preferred Shares and Shareholders' Equity	773,301	746,213	[1]			593,020	[1]
PARENT COMPANY ONLY
ASSETS
Cash and cash equivalents		77				1,020
Related party receivables		2,000				1,701
Total current assets		2,077				2,721
Deferred income taxes		1,032
Investment in consolidated subsidiaries		336,753				100,416
Total Assets		339,862				103,137
LIABILITIES, CONVERTIBLE PREFERRED SHARES, REDEEMABLE UNITS, AND SHAREHOLDERS' EQUITY (DEFICIT)
Accrued expenses and other current liabilities		38
Related party receivables		98
Total current liabilities		136
Warrant liabilities		55,521
Total liabilities		55,657
Shareholders' Equity (Deficit)
Preferred stock, $0.01 par value, 26,000 shares authorized, no shares issued and outstanding
Common stock, $0.01 par value, 300,000 shares authorized, 73,034 shares issued and outstanding at December 31, 2022; $0.00 par value, 39,389 shares authorized, 34,523 shares issued and outstanding at December 31, 2021		750				345
Additional paid-in-capital		342,664				60,628
Accumulated deficit		(328,042)				(251,725)
Accumulated other comprehensive income (loss)		(6,103)				12,018
Total shareholders' equity		9,269				(178,734)
Total Liabilities, Convertible Preferred Shares and Shareholders' Equity		339,862				103,137
Series A Redeemable Common Equivalent Preferred Units
LIABILITIES, CONVERTIBLE PREFERRED SHARES, REDEEMABLE UNITS, AND SHAREHOLDERS' EQUITY (DEFICIT)
Redeemable Common Equivalent Preferred Units						264,729
Series A Redeemable Common Equivalent Preferred Units | PARENT COMPANY ONLY
LIABILITIES, CONVERTIBLE PREFERRED SHARES, REDEEMABLE UNITS, AND SHAREHOLDERS' EQUITY (DEFICIT)
Redeemable Common Equivalent Preferred Units						264,729
Series B Redeemable Common Equivalent Preferred Units
LIABILITIES, CONVERTIBLE PREFERRED SHARES, REDEEMABLE UNITS, AND SHAREHOLDERS' EQUITY (DEFICIT)
Redeemable Common Equivalent Preferred Units						17,142
Series B Redeemable Common Equivalent Preferred Units | PARENT COMPANY ONLY
LIABILITIES, CONVERTIBLE PREFERRED SHARES, REDEEMABLE UNITS, AND SHAREHOLDERS' EQUITY (DEFICIT)
Redeemable Common Equivalent Preferred Units						17,142
Series A Redeemable Common Equivalent Preferred Shares
LIABILITIES, CONVERTIBLE PREFERRED SHARES, REDEEMABLE UNITS, AND SHAREHOLDERS' EQUITY (DEFICIT)
Redeemable Common Equivalent Preferred Units	$ 275,112	274,936
Series A Redeemable Common Equivalent Preferred Shares | PARENT COMPANY ONLY
LIABILITIES, CONVERTIBLE PREFERRED SHARES, REDEEMABLE UNITS, AND SHAREHOLDERS' EQUITY (DEFICIT)
Redeemable Common Equivalent Preferred Units		$ 274,936

[1]	Retroactively adjusted for de-SPAC merger transaction as described in Note 4.
[2]	Retroactively adjusted the three months ended March 31, 2022 for de-SPAC merger transaction as described in Note 4